Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	14,342	53,843	7,376
Allowance for credit losses	—	—	—
	14,342	53,843	7,376

As of December 31, 2023 and 2024, all accounts receivable were due from third party customers. The age of all of the receivables as of December 31, 2024 was less than one year. For the accounts receivable as of December 31, 2024, the Company subsequently collected RMB30,125 (US$4,127) in 2025.

An analysis of the allowance for credit losses was as follows:

As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additional provision charged to expense	—	—	—
Balance at the end of the year	—	—	—